Investment in Unconsolidated Joint Venture - Equity method investment summary (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Investment in Unconsolidated Joint Venture
Beginning balance	$ 312,709	$ 322,551
Distributions		(13,910)
Equity income (loss) from unconsolidated joint venture	119	4,649
Ending balance	0	312,709	$ 322,551
SH 2019 Ventures, LLV (JV)
Investment in Unconsolidated Joint Venture
Beginning balance	$ 312,709	322,551	332,693
Distributions		(13,910)	(12,036)
Equity income (loss) from unconsolidated joint venture		4,649	2,394
Basis difference amortization		(581)	(500)
Ending balance		$ 312,709	$ 322,551